Income Taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds (Details) $ in Millions	12 Months Ended
Mar. 31, 2026 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
United Kingdom	$ 0
Total cash paid for income taxes	223
China
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	81
Taiwan
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	51
South Korea
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	30
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	17
Singapore
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	18
India
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	12
Other foreign jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 14